CONDENSED CONSOLIDATED BALANCE SHEETS	Mar. 31, 2022 USD ($)
Current assets:
Cash	$ 434,629
Prepaid expenses	664,180
Total current assets	1,098,809
Investments held in Trust Account	235,801,285
TOTAL ASSETS	236,900,094
Current liabilities:
Accounts payable	370,376
Accrued expenses	3,196,562
Accrued offering costs	314,153
Convertible promissory note	500,000
Due to related party	42,631
Derivative - Forward Purchase and Backstop Securities	1,039,690
Total current liabilities	5,463,412
Deferred underwriting fee payable	8,050,000
TOTAL LIABILITIES	13,513,412
Commitments (see Note 6)
Class A ordinary shares, $0.0001 par value, subject to possible redemption; 23,000,000 shares at redemption value	235,750,000
Shareholders' Deficit
Additional paid-in capital
Total Shareholders' Deficit	(12,363,318)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	236,900,094
Class A ordinary shares
Shareholders' Deficit
Accumulated deficit	(12,363,893)
Class B ordinary shares
Shareholders' Deficit
Common Stock	$ 575